Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	€ 436
Derivative (assets)	(573)
Other Comprehensive Income related to unmatured hedging instruments	(542)
Gross financial debt after derivatives	36,397
Trade payables	10,246
Total financial liabilities (including derivatives assets)	46,643
TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	822
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	30,893
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	4,013
Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	125
Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	261
NEU commercial papers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	158
IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	203
Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	602
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(17)
Derivative (assets)	(10)
Gross financial debt after derivatives	4,194
Trade payables	9,429
Total financial liabilities (including derivatives assets)	13,623
Future interests on financial lease liabilities	2,097
Not later than one year [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	4
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,910
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,029
Not later than one year [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	28
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	261
Not later than one year [member] | NEU commercial papers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	158
Not later than one year [member] | IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	203
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	594
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(8)
Derivative (assets)	(220)
Gross financial debt after derivatives	3,633
Trade payables	91
Total financial liabilities (including derivatives assets)	3,725
Future interests on financial lease liabilities	1,048
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,323
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	491
Later than one year and not later than two years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	28
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(91)
Gross financial debt after derivatives	2,584
Trade payables	85
Total financial liabilities (including derivatives assets)	2,669
Future interests on financial lease liabilities	919
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,198
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	266
Later than two years and not later than three years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	28
Later than two years and not later than three years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(61)
Derivative (assets)	(20)
Gross financial debt after derivatives	2,588
Trade payables	59
Total financial liabilities (including derivatives assets)	2,647
Future interests on financial lease liabilities	1,021
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,575
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	943
Later than three years and not later than four years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	28
Later than three years and not later than four years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(4)
Gross financial debt after derivatives	2,187
Trade payables	129
Total financial liabilities (including derivatives assets)	2,316
Future interests on financial lease liabilities	980
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,947
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	222
Later than four years and not later than five years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	13
Later than four years and not later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	130
Derivative (assets)	(468)
Gross financial debt after derivatives	20,589
Trade payables	453
Total financial liabilities (including derivatives assets)	21,042
Future interests on financial lease liabilities	5,990
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	20,115
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,070
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	633
Total financial liabilities (including derivatives assets)	633
Undefined maturity [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	818
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(176)
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ (8)